SUPPLEMENTARY CASH FLOWS INFORMATION	12 Months Ended
Mar. 31, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOWS INFORMATION
SUPPLEMENTARY CASH FLOWS INFORMATION
Changes in non-cash working capital are as follows:

	2018	2017
Cash provided by (used in) non-cash working capital:
Accounts receivable	$0.3	$(35.9)
Contracts in progress: assets	(58.5)	(3.7)
Inventories	2.2	(55.5)
Prepayments	19.7	1.2
Income taxes recoverable	(6.5)	4.4
Accounts payable and accrued liabilities	(58.2)	16.2
Provisions	(21.0)	(2.1)
Income taxes payable	11.1	(1.0)
Deferred revenue	99.0	79.2
Contracts in progress: liabilities	(31.2)	26.3
Changes in non-cash working capital	$(43.1)	$29.1